Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Limited Partners [Member]
Ratios to average capital:
Net investment loss	(3.80%)	(3.88%)
Total expenses	4.01%	3.99%
Profit share allocation	0.62%	0.20%
Total expenses and profit share allocation	4.63%	4.19%
Total return before profit share allocation	5.04%	16.34%
Less profit share allocation	0.62%	0.20%
Total return after profit share allocation	4.42%	16.14%
Special Limited Partners [Member]
Ratios to average capital:
Net investment loss	(0.80%)	(1.07%)
Total expenses	1.00%	1.18%
Profit share allocation	0.00%	0.00%
Total expenses and profit share allocation	1.00%	1.18%
Total return before profit share allocation	8.26%	19.66%
Less profit share allocation	0.00%	0.00%
Total return after profit share allocation	8.26%	19.66%